UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Libra Advisors, LLC

Address:  909 Third Avenue
          29th Floor
          New York, NY 10022

13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon              New York, New York                 02/13/02
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total: 109

Form 13F Information Table Value Total: $120,589
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         Column 1                     Column 2           Column 3   Column 4          Column 5    Column 6 Column 7    Column 8

                                                                                Sharess/ Sh/ Put/ Invstmt  Other    Voting Authority
      Name of Issuer               Title of Class         CUSIP    Market Value Prn Amt. Prn Call Discretn Mgrs    Sole  Shared None
                                                                    (x$1,000)
Abgenix Inc                         COMMON STOCK         00339B107         377    51,200 SH       Sole           51,200    0     0
Advanced Medical Optics Inc         COMMON STOCK         00763M108       2,755   230,200 SH       Sole          230,200    0     0
Affymetrix Inc                      COMMON STOCK         00826T108       1,266    55,300 SH       Sole           55,300    0     0
Agnico-Eagle Mines Ltd.             COMMON STOCK         008474108       1,648   110,900 SH       Sole          110,900    0     0
Amazon.Com Inc                      COMMON STOCK         023135106       1,832    97,000 SH       Sole           97,000    0     0
American Italian Pasta Co           CL A                 027070101       1,320    36,700 SH       Sole           36,700    0     0
ARM Holdings Plc                    Sponsored ADR        042068106          66    25,000 SH       Sole           25,000    0     0
CAE Inc.                            COMMON STOCK         124765108       1,804   550,300 SH       Sole          550,330    0     0
Cambior Inc.                        COMMON STOCK         13201L103         774   541,600 SH       Sole          541,600    0     0
Capstone Turbine Corp               COMMON STOCK         14067D102           9    10,000 SH       Sole           10,000    0     0
CE Franklin Ltd                     COMMON STOCK         125151100       1,723   769,300 SH       Sole          769,300    0     0
Cellular Technical Services         COMMON STOCK         151167301          22    32,300 SH       Sole           32,300    0     0
Centra Software Inc                 COMMON STOCK         15234X103          17    17,000 SH       Sole           17,000    0     0
Chiquita Brands International Inc   COMMON STOCK         170032809         187    14,119 SH       Sole           14,119    0     0
CIENA Corp                          COMMON STOCK         171779101         199    38,800 SH       Sole           38,800    0     0
Clean Harbors Inc                   COMMON STOCK         184496107       6,179   397,100 SH       Sole          397,100    0     0
CMS Energy Corp                     COMMON STOCK         125896100         913    96,700 SH       Sole           96,700    0     0
Compex Technologies Inc             COMMON STOCK         204513105         161    43,900 SH       Sole           43,900    0     0
Comverse Technology Inc             COM PAR $0.10        205862402         243    24,300 SH       Sole           24,300    0     0
Concord Camera Corp                 COMMON STOCK         206156101          54    10,000 SH       Sole           10,000    0     0
Copytele Inc                        COMMON STOCK         217721109           7    34,600 SH       Sole           34,600    0     0
Cott Corp                           COMMON STOCK         22163N106         178    10,000 SH       Sole           10,000    0     0
Datawatch Corp                      COMMON STOCK         237917208          48    16,000 SH       Sole           16,000    0     0
Concerto Software Inc               COMMON STOCK         20602T106         101    15,000 SH       Sole           15,000    0     0
Decode Genetics Inc                 COMMON STOCK         243586104         277   149,800 SH       Sole          149,800    0     0
Digital Lightwave Inc               COMMON STOCK         253855100          31    25,000 SH       Sole           25,000    0     0
Dun & Bradstreet Corp               COMMON STOCK         26483E100      13,636   395,353 SH       Sole          395,353    0     0
Edison International                COMMON STOCK         281020107         609    51,400 SH       Sole           51,400    0     0
EGL Inc                             COMMON STOCK         268484102       1,043    73,200 SH       Sole           73,200    0     0
EL Paso Corp                        COMMON STOCK         28336L109         768   110,400 SH       Sole          110,400    0     0
Emco Ltd.A58                        COMMON STOCK         290839109         130    16,900 SH       Sole           16,900    0     0
Endocare Inc                        COMMON STOCK         29264p104          75    21,807 SH       Sole           21,807    0     0
ESS Technology                      COMMON STOCK         269151106          94    15,000 SH       Sole           15,000    0     0
Exelixis Inc                        COMMON STOCK         30161Q104          80    10,000 SH       Sole           10,000    0     0
First Data Corp                     COMMON STOCK         319963104         329     9,300 SH       Sole            9,300    0     0
Fleming Cos Inc                     COMMON STOCK         339130106         106    16,100 SH       Sole           16,100    0     0
Flowserve Corp                      COMMON STOCK         34354P105         345    23,300 SH       Sole           23,300    0     0
Goldcorp Inc                        COMMON STOCK         380956409         214    16,800 SH       Sole           16,800    0     0
Grant Prideco Inc                   COMMON STOCK         38821G101         233    20,000 SH       Sole           20,000    0     0
Halliburton Co                      COMMON STOCK         406216101       5,145   275,000 SH       Sole          275,000    0     0
Harmony Gold Mining Co Ltd          Sponsored ADR        413216300       1,506    89,600 SH       Sole           89,600    0     0
Homestore Inc                       COMMON STOCK         437852106           9    10,000 SH       Sole           10,000    0     0
Honeywell International Inc         COMMON STOCK         438516106       3,358   139,900 SH       Sole          139,900    0     0
Humana Inc                          COMMON STOCK         444859102       1,500   150,000 SH       Sole          150,000    0     0
Seabulk International Inc           COMMON STOCK         81169P101         138    25,000 SH       Sole           25,000    0     0
IDT Corp                            COMMON STOCK         448947101       5,854   338,600 SH       Sole          338,600    0     0
ImClone Systems Inc                 COMMON STOCK         45245W109         149    14,000 SH       Sole           14,000    0     0
India Growth Fund Inc               COMMON STOCK         454090101       1,204   120,300 SH       Sole          120,300    0     0
Integrated Circuit Systems Inc      COMMON STOCK         45811K208         422    23,100 SH       Sole           23,100    0     0
Intel Corp                          COMMON STOCK         458140100         724    46,500 SH       Sole           46,500    0     0
Internet Security Systems           COMMON STOCK         46060X107         513    28,000 SH       Sole           28,000    0     0
Interstate Bakeries                 COMMON STOCK         46072H108       1,525   100,000 SH       Sole          100,000    0     0
Interwoven Inc                      COMMON STOCK         46114T102         102    39,300 SH       Sole           39,300    0     0
International Business Machines CorpCOMMON STOCK         459200101         426     5,500 SH       Sole            5,500    0     0
Iomega Corp                         COMMON STOCK         462030305         785   100,000 SH       Sole          100,000    0     0
I-Stat Corp                         COMMON STOCK         450312103         102    25,500 SH       Sole           25,500    0     0
ITXC Corp                           COMMON STOCK         45069F109         650   280,000 SH       Sole          280,000    0     0
JDS Uniphase Corp                   COMMON STOCK         46612J101          77    31,000 SH       Sole           31,000    0     0
Knight Trading Group Inc            COMMON STOCK         499063105          80    16,700 SH       Sole           16,700    0     0
Korea Fund Inc/The                  COMMON STOCK         500634100       4,852   350,300 SH       Sole          350,300    0     0
Lawson Software Inc                 COMMON STOCK         520780107         604   105,000 SH       Sole          105,000    0     0
Liberty Media Corp                  COM SER A            530718105          97    10,823 SH       Sole           10,823    0     0
Lumenis Ltd                         SHS                  m6778q105         100    50,000 SH       Sole           50,000    0     0
Marriott International Inc          CL A                 571903202       1,450    44,100 SH       Sole           44,100    0     0
Maverick Tube Corp                  COMMON STOCK         577914104         156    12,000 SH       Sole           12,000    0     0
McDermott International Inc         COMMON STOCK         580037109       1,664   380,000 SH       Sole          380,000    0     0
MCG Capital Corp                    COMMON STOCK         58047P107         318    29,500 SH       Sole           29,500    0     0
Mentor Graphics Corp                COMMON STOCK         587200106         220    28,000 SH       Sole           28,000    0     0
Meridian Gold Inc.                  COMMON STOCK         589975101       2,573   146,250 SH       Sole          146,250    0     0
Methanex Corp                       COMMON STOCK         59151K108          93    11,100 SH       Sole           11,100    0     0
Michael Anthony Jewelers Inc        COMMON STOCK         594060105          35    22,300 SH       Sole           22,300    0     0
Millennium Cell Inc                 COMMON STOCK         60038B105         170    88,980 SH       Sole           88,980    0     0
Mobile Telesystems                  Sponsored ADR        607409109       4,163   112,100 SH       Sole          112,100    0     0
New Century Financial Corp          COMMON STOCK         64352D101         762    30,000 SH       Sole           30,000    0     0
Newmont Mining Corp                 COMMON STOCK         651639106       4,180   144,000 SH       Sole          144,000    0     0
North American Scientific Inc       COMMON STOCK         65715D100       1,346   149,700 SH       Sole          149,700    0     0
Vimpel-Communications               Sponsored ADR        68370R109       5,727   178,900 SH       Sole          178,900    0     0
Open Text Corp                      COMMON STOCK         683715106         427    18,600 SH       Sole           18,600    0     0
Openwave Systems Inc                COMMON STOCK         683718100          20    10,000 SH       Sole           10,000    0     0
OPTi Inc                            COMMON STOCK         683960108          27    21,056 SH       Sole           21,056    0     0
Orbital Sciences Corp               COMMON STOCK         685564106         422   100,000 SH       Sole          100,000    0     0
PG&E Corp                           COMMON STOCK         69331C108       4,334   311,800 SH       Sole          311,800    0     0
Pacificare Health Systems           COMMON STOCK         695112102         703    25,000 SH       Sole           25,000    0     0
Placer Dome Inc                     COMMON STOCK         725906101       1,459   126,910 SH       Sole          126,910    0     0
PLATO Learning Inc                  COMMON STOCK         72764Y100         283    47,700 SH       Sole           47,700    0     0
PRG-Schultz International Inc       COMMON STOCK         69357C107         890   100,000 SH       Sole          100,000    0     0
QLogic Corp                         COMMON STOCK         747277101         321     9,300 SH       Sole            9,300    0     0
Quiksilver Inc                      COMMON STOCK         74838C106       1,120    42,000 SH       Sole           42,000    0     0
Qwest Communications International  COMMON STOCK         749121109         250    50,000 SH       Sole           50,000    0     0
Randgold Resources Ltd              Sponsored ADR        752344309       1,762    60,000 SH       Sole           60,000    0     0
Ross Stores Inc                     COMMON STOCK         778296103         657    15,500 SH       Sole           15,500    0     0
rStar Corp                          COMMON STOCK         74973F104           2    10,000 SH       Sole           10,000    0     0
Serena Software Inc                 COMMON STOCK         817492101         166    10,500 SH       Sole           10,500    0     0
Seven Seas Petroleum Corp           COMMON STOCK         g80550109           1    49,600 SH       Sole           49,600    0     0
Silicon Laboratories Inc            COMMON STOCK         826919102         298    15,600 SH       Sole           15,600    0     0
SonicWALL Inc                       COMMON STOCK         835470105          54    15,000 SH       Sole           15,000    0     0
Stellent Inc                        COMMON STOCK         85856W105          83    18,700 SH       Sole           18,700    0     0
Sycamore Networks Inc               COMMON STOCK         871206108         361   125,000 SH       Sole          125,000    0     0
Templeton Dragon Fund Inc           COMMON STOCK         88018T101       1,026   115,000 SH       Sole          115,000    0     0
Templeton Russia and Eastern
   European Fund Inc                COMMON STOCK         88022F105       2,288   118,800 SH       Sole          118,800    0     0
TESCO Corp.                         COMMON STOCK         88157K101       4,845   408,150 SH       Sole          408,150    0     0
India Fund Inc                      COMMON STOCK         454089103       3,450   325,732 SH       Sole          325,732    0     0
Tripath Technology Inc              COMMON STOCK         89672P104          11    40,860 SH       Sole           40,860    0     0
Tumbleweed Communications Corp      COMMON STOCK         899690101          19    12,000 SH       Sole           12,000    0     0
TVX Gold Inc.                       COM NO PAR           87308K309       3,261   205,760 SH       Sole          205,760    0     0
UnitedGlobalCom Inc                 COMMON STOCK         913247508         924   384,900 SH       Sole          384,900    0     0
Universal Stainless & Alloy         COMMON STOCK         913837100          61    10,000 SH       Sole           10,000    0     0
Valero Energy Corp                  COMMON STOCK         91913Y100         739    20,000 SH       Sole           20,000    0     0
Valueclick Inc                      COMMON STOCK         92046N102       1,299   465,700 SH       Sole          465,700    0     0
VeriSign Inc                        COMMON STOCK         92343E102          94    11,700 SH       Sole           11,700    0     0
WebMD Corp                          COMMON STOCK         94769M105       1,197   140,000 SH       Sole          140,000    0     0
Westaim Corp                        COMMON STOCK         956909105         870   779,753 SH       Sole           10,800    0     0
Westmoreland Coal Co                COMMON STOCK         960878106       3,591   305,600 SH       Sole          305,600    0     0
Wimm-Bill-Dann Foods OJSC           Sponsored ADR        97263M109       3,899   217,200 SH       Sole          217,200    0     0

                                                         Total:        120,589  10,824,093

03784.0001 #384638